Condensed Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 96,892	$ 74,974	$ 212,232
Cash	96,892	79,974
Prepaid expenses – Short-Term	146,096	153,498	379,264
Income tax receivable	0	23,527	0
Other investments held for trading (Restricted)	109,979	108,610	0
Total Current Assets	352,967	360,609	591,496
Investments held in the Trust Account	17,821,005	17,591,536	237,373,538
Total Assets	18,173,972	17,952,145	237,965,034
Current Liabilities:
Accounts payable and accrued expenses	352,948	127,368	101,396
Accrued Tax Payable – Franchise Tax		0	73,739
Accrued Tax Payable - Income Tax	18,348	0	295,065
Accrued Tax Payable - Excise Tax	2,224,846	2,224,846	0
Other accrued expenses - deferred	1,065,965	340,791	12,815
Loan payable- Sponsor	1,175,000	1,000,000	175,000
Total Current Liabilities	5,373,116	4,126,409	673,227
Derivative warrant liabilities	1,175,000	940,000	2,350,000
Deferred underwriting commission	8,050,000	8,050,000	8,050,000
Total liabilities	14,598,116	13,116,409	11,073,227
COMMITMENTS AND CONTINGENCIES (Note 6)
Class A common stock subject to possible redemption; 1,577,478 shares at March 31, 2024 and December 31, 2023, respectively – approximately $11.36 and $11.22 per share, respectively	17,912,636	17,700,146	236,385,597
Stockholders' deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(14,337,355)	(12,864,985)	(9,494,365)
Total Stockholders' Deficit	(14,336,780)	(12,864,410)	(9,493,790)
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	18,173,972	17,952,145	(237,965,034)
Related Party [Member]
Current Liabilities:
Due to related party	536,009	433,404	15,212
Class A common stock [Member]
Stockholders' deficit:
Common stock value	550	550	0
Class B common stock [Member]
Stockholders' deficit:
Common stock value	$ 25	$ 25	$ 575